Net loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of basic and diluted net loss per share
The following table presents the computation of basic and diluted net loss per share:

	For the six months ended June 30,
	2026	2025
Class A and B Common Shares
Net loss attributable to shareholders of the parent entity	(842,448)	(1,193,079)
Weighted-average number of common shares outstanding:
Basic and diluted	3,978,760	2,114,848
Net loss per share (in ones):
Basic and diluted	(0.21)	(0.56)